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                                                             Scudder Investments

Fixed Income Fund, Short-Term Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, High Income Plus Fund (formerly Deutsche High Yield Bond
Fund) - Institutional Class

Supplement dated September 6, 2002 to Prospectus dated February 28, 2002, as revised August 19, 2002

The following information replaces the `Portfolio Managers' section for Fixed Income Fund and Short-Term Fixed Income Fund:

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund:

Gary Bartlett, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund

..    Joined the investment advisor in 1992.

..    Analyst specializing in taxable municipal and government investments.

..    MBA, Drexel University.

David Baldt, CFA, Managing Director of Deutsche Asset Management and Co-Manager of the Fund

..    Joined the investment advisor in 1989.

..    Chief Investment Officer of the Fixed Income Group.

Warren Davis, Managing Director of Deutsche Asset Management and Co-Manager of the Fund

..    Joined the investment advisor in 1995.

..    Analyst specializing in mortgage- and asset-backed securities.

..    MBA, Drexel University.

Thomas Flaherty, Managing Director of Deutsche Asset Management and Co-Manager of the Fund

..    Joined the investment advisor in 1995.

..    Analyst specializing in corporate bonds and mortgages.

J. Christopher Gagnier, Managing Director of Deutsche Asset Management and Co-Manager of the Fund

..    Joined the investment advisor in 1997.

..    Prior to that, portfolio manager, Paine Webber, from 1984 to 1997.

..    Analyst specializing in asset-backed securities and government investments.

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Daniel Taylor, CFA, Director of Deutsche Asset Management and Co-Manager of the
Fund

..    Joined the investment advisor in 1998.

..    Prior to that, fixed income portfolio manager, asset-backed securities analyst and senior credit analyst, CoreStates Investment Advisors, from 1992 to 1998.

..    Analyst specializing in asset-backed securities and government securities.

Timothy Vile, Managing Director of Deutsche Asset Management and Co-Manager of the Fund

..    Joined the investment advisor in 1991.

..    Prior to that, portfolio manager for fixed income portfolios at Equitable
     Capital Management.

..    BS from Susquehanna University.



               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust

SUPP DOMINST (9/02)

CUSIP: 61735K836

       61735K828

       61735K810

       61735K794

       61735K646

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